Pension And Other Postretirement Benefits (Schedule Of Reconciliation Of The Plans Funded Status And Amounts Reflected) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015		Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year		$ 574.8
Fair value of plan assets at end of year		586.0		$ 574.8
Postretirement and postemployment benefits assets		115.7		90.0
Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of year	[1]	397.6		376.7
Service cost	[1]	5.9		4.8
Interest cost	[1]	15.0		15.7
Plan participants' contributions	[1]	0.0		0.0
Actuarial loss (gain)	[1]	(6.9)		22.7
Benefits paid	[1]	(29.7)		(22.3)
Transfer of Participant Balances, Plan Assets	[2]	15.3		0.0
Estimated benefits paid by incurred subsidy	[1]	0.0		0.0
Transfer of Participant Balances from NiSource Plans	[1],[2]	22.6		0.0
Projected benefit obligation at end of year	[1]	404.5		397.6
Fair value of plan assets at beginning of year		351.0		344.5
Actual return on plan assets		1.2		21.1
Employer contributions		20.0		7.7
Fair value of plan assets at end of year		357.8		351.0
Funded Status at end of year		(46.7)		(46.6)
Postretirement and postemployment benefits assets		0.0		0.0
Current liabilities		(0.8)		0.0
Noncurrent liabilities		(45.9)		(46.6)
Net amount recognized at end of year	[3]	(46.7)		(46.6)
Unrecognized prior service cost	[4]	(3.7)		(4.7)
Unrecognized actuarial loss	[4]	164.5		148.7
Defined Benefit Plan Amounts Recognized In Other Comprehensive Income Or Regulatory Asset Or Liability	[4]	160.8		144.0
Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of year	[1]	124.2		120.9
Service cost	[1]	1.0		1.1
Interest cost		4.7	[1]	4.6
Defined Benefit Plan, Interest Cost 1	[1]			5.2
Plan participants' contributions	[1]	2.3		3.0
Actuarial loss (gain)	[1]	(12.4)		5.7
Benefits paid	[1]	(9.8)		(12.4)
Transfer of Participant Balances, Plan Assets	[2]	0.9		0.0
Estimated benefits paid by incurred subsidy	[1]	0.3		0.7
Transfer of Participant Balances from NiSource Plans	[1],[2]	1.8		0.0
Projected benefit obligation at end of year	[1]	112.1		124.2
Fair value of plan assets at beginning of year		223.8		209.7
Actual return on plan assets		(2.5)		11.6
Employer contributions		13.5		11.9
Fair value of plan assets at end of year		228.2		223.8
Funded Status at end of year		116.1		99.6
Postretirement and postemployment benefits assets		116.1		113.1
Current liabilities		0.0		0.0
Noncurrent liabilities		0.0		(13.5)
Net amount recognized at end of year	[3]	116.1		99.6
Unrecognized prior service cost	[4]	(2.0)		(2.6)
Unrecognized actuarial loss	[4]	(3.9)		(12.5)
Defined Benefit Plan Amounts Recognized In Other Comprehensive Income Or Regulatory Asset Or Liability	[4]	$ (5.9)		$ (15.1)

[1]	The change in benefit obligation for Pension Benefits represents the change in Projected Benefit Obligation while the change in benefit obligation for Other Postretirement Benefits represents the change in Accumulated Postretirement Benefit Obligation.
[2]	Reflects the transfer of additional pension and OPEB plan participants to CPGSC upon Separation from NiSource that were determined in the current year.
[3]	CPG recognizes in its Consolidated Balance Sheets the underfunded and overfunded status of its various defined benefit postretirement plans, measured as the difference between the fair value of the plan assets and the benefit obligation.
[4]	CPG determined that the future recovery of pension and other postretirement benefits costs is probable. CPG recorded regulatory assets and liabilities of $135.2 million and $0.7 million, respectively, as of December 31, 2015, and $120.9 million and $8.3 million, respectively, as of December 31, 2014 that would otherwise have been recorded to accumulated other comprehensive loss.